Note 3 - Investments (Additional Information) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Investments [Abstract]
Non-current investments	$ 33.7	$ 24.0
Equity Losses	0.3
Payments to acquire marketable securities	9.0	32.0
Unrealized losses on investment	$ 0.2	$ 5.6	$ 4.3